PROPERTY, EQUIPMENT AND SOFTWARE - Schedule of property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	¥ 111,458	$ 16,640	¥ 68,779
Less: accumulated depreciation and amortization	(56,434)	(8,425)	(44,162)
Net book value	55,024	8,215	24,617
Construction in progress	6,117	913	21,099
Total net book value of property, equipment and software	61,141	9,128	45,716
Laboratory equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	43,972	6,565	36,295
Leasehold improvement
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	42,655	6,368	18,945
Software
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	13,609	2,032	11,071
Office furniture and equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	11,060	1,651	¥ 2,468
Delivery equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	¥ 162	$ 24